Other Payables And Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2011
Other Payables And Accrued Expenses [Abstract]
Other Payables And Accrued Expenses

	December 31,
	2011	2010
Payroll and related expenses	$143,805	$141,965
Provision for vacation pay	43,401	44,876
Provision for income tax, net of advances	26,858	12,292
Other income tax liabilities	36,707	28,095
Value added tax ("VAT") payable	15,202	7,295
Provisions for royalties	31,549	32,217
Provision for warranty	164,168	164,778
Derivative instruments	25,954	8,366
Provision for losses on long-term contracts(1)	109,171	61,663
Other (2)	147,051	146,574
	$743,866	$648,121

(1)	Includes a provision of $43,900 related to the cessation of a program with a foreign customer (See Note 1(C)).

(2)
Other, primarily includes provisions for estimated future costs in respect of (1) penalties and the probable loss from claims (legal or unasserted) in the ordinary course of business (e.g., damages caused by the items sold and claims as to the specific products ordered), and (2) unbilled services of service providers.